Debt Outstanding Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total Borrowings at Par Value	$ 16,701.0	$ 12,415.8
Fair Value Hedge Accounting Adjustments	(49.3)	6.2
Unamortized Premium, Net	52.2	104.7
Unamortized Debt Issuance Costs	(76.0)	(54.7)
Total Borrowings at Carrying Value	16,627.9	12,472.0
Less: Short-term Obligations and Current Maturities	1,255.5	1,051.8
Long-term Obligations	$ 15,372.4	11,420.2
Commercial Paper Programs [Member]
Debt Instrument [Line Items]
Effective Interest Rate	0.15%
Total Borrowings at Par Value	$ 953.3	49.6
Total Borrowings at Carrying Value	953.3	49.6
Term Loan [Member]
Debt Instrument [Line Items]
Total Borrowings at Carrying Value	$ 823.3
Term Loan [Member] | 3-Year Unsecured Term Loan [Member]
Debt Instrument [Line Items]
Effective Interest Rate	1.96%
Total Borrowings at Par Value	$ 825.0
Senior Notes [Member]
Debt Instrument [Line Items]
Total Borrowings at Carrying Value	$ 14,838.3	12,406.1
Debt Instrument, Call Feature	Each of the notes may be redeemed at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest.
Senior Notes [Member] | 2.25% 5-Year Senior Notes, Due 8/15/2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.25%
Debt Instrument, Term	5 years
Debt Instrument, Maturity Date	Aug. 15, 2016
Total Borrowings at Par Value		1,000.0
Senior Notes [Member] | 1.30% 3-Year Senior Notes, Due 2/1/2017 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.30%
Debt Instrument, Term	3 years
Debt Instrument, Maturity Date	Feb. 01, 2017
Total Borrowings at Par Value		900.0
Senior Notes [Member] | 1.85% 5-Year Senior Notes, Due 1/15/2018 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.85%
Debt Instrument, Term	5 years
Debt Instrument, Maturity Date	Jan. 15, 2018
Effective Interest Rate	2.01%
Total Borrowings at Par Value	$ 500.0	500.0
Senior Notes [Member] | Floating Rate 2-Year Senior Notes Due 8/9/2018 (euro denominated)[Member]
Debt Instrument [Line Items]
Debt Instrument, Term	2 years
Debt Instrument, Maturity Date	Aug. 09, 2018
Effective Interest Rate	0.14%
Total Borrowings at Par Value	$ 631.0
Senior Notes [Member] | 2.15% 3-Year Senior Notes, Due 12/14/2018 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Term	3 years
Debt Instrument, Maturity Date	Dec. 14, 2018
Effective Interest Rate	2.35%
Total Borrowings at Par Value	$ 450.0	450.0
Senior Notes [Member] | 2.40% 5-Year Senior Notes, Due 2/1/2019 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.40%
Debt Instrument, Term	5 years
Debt Instrument, Maturity Date	Feb. 01, 2019
Effective Interest Rate	2.59%
Total Borrowings at Par Value	$ 900.0	900.0
Senior Notes [Member] | 6.00% 10-Year Senior Notes, Due 3/1/2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	6.00%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Mar. 01, 2020
Effective Interest Rate	2.97%
Total Borrowings at Par Value	$ 750.0	750.0
Senior Notes [Member] | 4.70% 10-Year Senior Notes, Due 5/1/2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.70%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	May 01, 2020
Effective Interest Rate	4.23%
Total Borrowings at Par Value	$ 300.0	300.0
Senior Notes [Member] | 1.50% 5-Year Senior Notes, Due 12/1/2020 (euro-denominated) [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.50%
Debt Instrument, Term	5 years
Debt Instrument, Maturity Date	Dec. 01, 2020
Effective Interest Rate	1.62%
Total Borrowings at Par Value	$ 447.0	461.6
Senior Notes [Member] | 5.00% 10-Year Senior Notes, Due 1/15/2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Jan. 15, 2021
Effective Interest Rate	3.24%
Total Borrowings at Par Value	$ 400.0	400.0
Senior Notes [Member] | 4.50% 10-Year Senior Notes, Due 3/1/2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.50%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Mar. 01, 2021
Effective Interest Rate	4.33%
Total Borrowings at Par Value	$ 1,000.0	1,000.0
Senior Notes [Member] | 3.60% 10-Year Senior Notes, Due 8/15/2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.60%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Aug. 15, 2021
Effective Interest Rate	4.15%
Total Borrowings at Par Value	$ 1,100.0	1,100.0
Senior Notes [Member] | 3.30% 7-Year Senior Notes, Due 2/15/2022 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.30%
Debt Instrument, Term	7 years
Debt Instrument, Maturity Date	Feb. 15, 2022
Effective Interest Rate	3.43%
Total Borrowings at Par Value	$ 800.0	800.0
Senior Notes [Member] | 2.15% 7-Year Senior Notes, Due 7/21/2022 (euro-denominated) [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Term	7 years
Debt Instrument, Maturity Date	Jul. 21, 2022
Effective Interest Rate	2.27%
Total Borrowings at Par Value	$ 525.9	543.1
Senior Notes [Member] | 3.15% 10-Year Senior Notes, Due 1/15/2023 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.15%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Jan. 15, 2023
Effective Interest Rate	3.31%
Total Borrowings at Par Value	$ 800.0	800.0
Senior Notes [Member] | 3.00% 7-Year Senior Notes Due 4/15/2023 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.00%
Debt Instrument, Term	7 years
Debt Instrument, Maturity Date	Apr. 15, 2023
Effective Interest Rate	4.37%
Total Borrowings at Par Value	$ 1,000.0
Senior Notes [Member] | 4.15% 10-Year Senior Notes, Due 2/1/2024 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.15%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Feb. 01, 2024
Effective Interest Rate	4.16%
Total Borrowings at Par Value	$ 1,000.0	1,000.0
Senior Notes [Member] | 0.75% 8-Year Senior Notes Due 9/12/2024 (euro-denominated) [Member]
Debt Instrument [Line Items]
Stated Interest Rate	0.75%
Debt Instrument, Term	8 years
Debt Instrument, Maturity Date	Sep. 12, 2024
Effective Interest Rate	0.93%
Total Borrowings at Par Value	$ 1,051.7
Senior Notes [Member] | 2.00% 10-Year Senior Notes, Due 4/15/2025 (euro-denominated) [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.00%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Apr. 15, 2025
Effective Interest Rate	2.09%
Total Borrowings at Par Value	$ 673.1	695.2
Senior Notes [Member] | 3.65% 10-Year Senior Notes, Due 12/15/2025 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.65%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Dec. 15, 2025
Effective Interest Rate	3.77%
Total Borrowings at Par Value	$ 350.0	350.0
Senior Notes [Member] | 2.95% 10-Year Senior Notes Due 9/19/2026 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.95%
Debt Instrument, Term	10 years
Debt Instrument, Maturity Date	Sep. 19, 2026
Effective Interest Rate	3.19%
Total Borrowings at Par Value	$ 1,200.0
Senior Notes [Member] | 1.375%12-Year Senior Notes Due 9/12/2028 (euro-denominated) [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.375%
Debt Instrument, Term	12 years
Debt Instrument, Maturity Date	Sep. 12, 2028
Effective Interest Rate	1.46%
Total Borrowings at Par Value	$ 631.0
Senior Notes [Member] | 5.30% 30-Year Senior Notes, Due 2/1/2044 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.30%
Debt Instrument, Term	30 years
Debt Instrument, Maturity Date	Feb. 01, 2044
Effective Interest Rate	5.37%
Total Borrowings at Par Value	$ 400.0	400.0
Other Debt [Member]
Debt Instrument [Line Items]
Total Borrowings at Par Value	13.0	16.3
Total Borrowings at Carrying Value	$ 13.0	$ 16.3